Supplement to the
Fidelity® Focused High Income Fund
June 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

FFH-SUSTK-0623-103 1.9886599.103	June 7, 2023